Principal Group companies - Schedule of the Subsidiaries and Their Counties of Incorporation and the Equity Share Capital of These Entities wholly owned by the Group (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
UK [member] | Glaxo Group Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | Glaxo Operations UK Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Capital PLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Consumer Healthcare Holdings Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Consumer Healthcare (UK) Trading Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
Proportion of ownership interest in subsidiary	68.00%
UK [member] | GlaxoSmithKline Consumer Trading Services Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
Proportion of ownership interest in subsidiary	68.00%
UK [member] | GlaxoSmithKline Export Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Finance PLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Holdings Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Research and Development Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Services Unlimited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline UK Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | Setfirst Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | SmithKline Beecham Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | ViiV Healthcare Finance Limited [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
Proportion of ownership interest in subsidiary	78.30%
UK [member] | ViiV Health Care Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
Proportion of ownership interest in subsidiary	78.30%
UK [member] | ViiV Healthcare UK Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
Proportion of ownership interest in subsidiary	78.30%
US [member] | Block Drug Company Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
Proportion of ownership interest in subsidiary	68.00%
US [member] | Corixa Corporation [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
US [member] | GlaxoSmithKline Capital Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
US [member] | GlaxoSmithKline Consumer Healthcare Holdings (US) LLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
Proportion of ownership interest in subsidiary	68.00%
US [member] | GlaxoSmithKline Consumer Health Care L P [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
Proportion of ownership interest in subsidiary	59.84%
US [member] | GlaxoSmithKline Holdings (Americas) Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
US [member] | GlaxoSmithKline LLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
US [member] | Human Genome Sciences, Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
US [member] | GSK Consumer Health, Inc [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
Proportion of ownership interest in subsidiary	68.00%
US [member] | PF Consumer Healthcare 1 LLC [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
Proportion of ownership interest in subsidiary	68.00%
US [member] | Stiefel Laboratories, Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
US [member] | Tesaro [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
US [member] | Vii V Health Care Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
Proportion of ownership interest in subsidiary	78.30%
US [member] | GSK Equity Investments, Limited [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
Australia [member] | GlaxoSmithKline Australia Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Australia
Australia [member] | GlaxoSmithKline Consumer Healthcare Australia Pty Ltd [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Australia
Proportion of ownership interest in subsidiary	68.00%
Brazil [member] | GlaxoSmithKline Brasil Limitada [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Canada [member] | GlaxoSmithKline Inc. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Canada
Canada [member] | ID Biomedical Corporation of Quebec [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Canada
Canada [member] | PF Consumer Healthcare Canada ULCPF Soins De Sante SRI [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Canada
Proportion of ownership interest in subsidiary	68.00%
Canada [member] | Sante Aux Consommateurs SRI [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Canada
Proportion of ownership interest in subsidiary	68.00%
Canada [member] | Glaxo Smith Kline Consumer Healthcare ULC Soins De [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Canada
Proportion of ownership interest in subsidiary	68.00%
China [member] | GlaxoSmithKline Limited [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Hong Kong
China [member] | Sino-American Tianjin Smith Kline and French Laboratories Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	China
Proportion of ownership interest in subsidiary	37.40%
China [member] | Wyeth Pharmaceutical Co. Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	China
Proportion of ownership interest in subsidiary	68.00%
India [member] | GlaxoSmithKline Pharmaceuticals Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	India
Proportion of ownership interest in subsidiary	75.00%
India [member] | GlaxoSmithKline Asia Pvt. Limited [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	India
Japan [member] | GlaxoSmithKline Consumer Healthcare Japan K.K. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Japan
Proportion of ownership interest in subsidiary	68.00%
Japan [member] | GlaxoSmithKline K.K. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Japan
Pakistan [member] | GlaxoSmithKline Pakistan Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Pakistan
Proportion of ownership interest in subsidiary	82.60%
Singapore [member] | Glaxo Wellcome Manufacturing Pte Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Republic of Korea [member] | GlaxoSmithKline Korea Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Republic of Korea
Turkey [member] | GlaxoSmithKline llaclari Sanayi ve Ticaret A.S. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Turkey
Belgium [member] | GlaxoSmithKline Biologicals SA [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Belgium
France [member] | GlaxoSmithKline Sante Grand Public SAS [member]
Disclosure of subsidiaries [line items]
Country of incorporation	France
Proportion of ownership interest in subsidiary	68.00%
France [member] | Laboratoire GlaxoSmithKline [member]
Disclosure of subsidiaries [line items]
Country of incorporation	France
France [member] | ViiV Healthcare SAS [member]
Disclosure of subsidiaries [line items]
Country of incorporation	France
Proportion of ownership interest in subsidiary	78.30%
Germany [member] | GlaxoSmithKline Consumer Healthcare GmbH and Co. KG [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Germany
Proportion of ownership interest in subsidiary	68.00%
Italy [member] | Pfizer Consumer Manufacturing Italy Srl [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	68.00%
Italy [member] | ViiV Healthcare S.r.l. (Italy) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
Russia [member] | GlaxoSmithKline Healthcare AO [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	68.00%
Spain [member] | Laboratorios ViiV Healthcare, S.L. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
Switzerland [member] | GSK Consumer Healthcare S.A [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	68.00%